Annual Total Returns[BarChart] - Federated Hermes Short-Term Government Fund - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.32%	0.14%	(0.39%)	(0.58%)	(0.06%)	0.67%	0.17%	1.20%	2.98%	2.95%